Document and Entity Information	Jan. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2021
Entity Registrant Name	GREAT SOUTHERN BANCORP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-18082
Entity Tax Identification Number	43-1524856
Entity Address, Address Line One	1451 East Battlefield
Entity Address, City or Town	Springfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65804
City Area Code	417
Local Phone Number	887-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000854560
Title of 12(b) Security	Common
Trading Symbol	GSBC
Security Exchange Name	NASDAQ